Other liabilities	12 Months Ended
Dec. 31, 2017
Other liabilities
Other liabilities

Note 16 – Other liabilities

Other liabilities consist of the following:

•	pension benefits;
•	guarantees received;
•	legal fees payable by adhesion to the tax regularization schemes;
•	any liability not included in the other liability items.

	As of December 31,
	2017	2016
Current
Compensation for directors and members of the Supervisory Committee	53	44
Guarantees received	10	15
Other	22	10

	85	69

Non-current
Pension benefits (Note 3.m)	214	164
Legal fees	4	4
Other	2	2

	220	170

Total other liabilities	305	239

Movements in the pension benefits are as follows:

	Years ended December 31,
	2017	2016
At the beginning of the year	164	95
Service cost (*)	15	11
Interest cost (**)	47	38
Payments	(6)	(4)
Actuarial loss /(gain) (***)	(6)	24

At the end of the year	214	164

(*) Included in Employee benefit expenses and severance payments.

(**) Included in Financial expenses.

(***) Included in Other comprehensive income as required by IAS 19R.